WARRANTY LIABILITY - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Product Warranty Liability [Line Items]
Current portion of warranty	$ 5,695	$ 5,524
Product warranty accrual, noncurrent	$ 1,239	$ 1,239
Home and Building Products (HBP) | Minimum
Product Warranty Liability [Line Items]
Product warranty period	1 year
Home and Building Products (HBP) | Maximum
Product Warranty Liability [Line Items]
Product warranty period	10 years
Consumer And Professional Products | Minimum
Product Warranty Liability [Line Items]
Product warranty period	1 year
Consumer And Professional Products | Maximum
Product Warranty Liability [Line Items]
Product warranty period	10 years